UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21374

PIMCO Income Strategy Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1633 Broadway New York, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2013

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments

PIMCO Income Strategy Fund Schedule of Investments

October 31, 2012 (unaudited)

Principal
Amount
(000s)		Value*
CORPORATE BONDS & NOTES—60.9%
Airlines—1.5%
$900	American Airlines, Inc., 10.50%, 10/15/12 (d)	$999,000
	American Airlines Pass Through Trust (d),
3,774	9.73%, 9/29/14	3,018,720
1,861	10.18%, 1/2/13 (b)	1,898,520
		5,916,240
Automotive—2.2%
7,800	Ford Motor Co., 7.70%, 5/15/97	8,648,250

Banking—11.9%
2,600	AgFirst Farm Credit Bank, 7.30%, 11/30/12 (a)(b)(c)(e)(h) (acquisition cost-$2,225,000; purchased 2/26/10-4/15/10)	2,599,743
£10,400	Barclays Bank PLC, 14.00%, 6/15/19 (e)	21,715,176
€650	BPCE S.A., 9.00%, 3/17/15 (e)	842,585
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
€3,000	6.875%, 3/19/20	4,207,145
$9,400	11.00%, 6/30/19 (a)(b)(c)(e)(h) (acquisition cost-$12,041,500; purchased 4/30/10-7/27/12)	12,646,563
600	HBOS PLC, 6.75%, 5/21/18 (a)(b)(c)(h) (acquisition cost-$597,504; purchased 5/15/08)	639,000
	Regions Financial Corp.,
800	7.375%, 12/10/37	863,000
1,500	7.75%, 9/15/24	1,642,500
£2,000	Santander Issuances S.A. Unipersonal,
	7.30%, 7/27/19, (converts to FRN on 9/27/14)	3,135,514
		48,291,226
Consumer Products—0.2%
$800	Reynolds Group Issuer, Inc., 9.00%, 4/15/19	814,000

Energy—0.0%
1,100	Dynegy Roseton LLC/Danskammer Pass Through Trust,
	7.67%, 11/8/16, Ser. B (b)(d)	55,000

Financial Services—22.5%
	Ally Financial, Inc.,
304	5.90%, 1/15/19	293,316
171	5.90%, 10/15/19	166,208
55	6.00%, 2/15/19	53,786
90	6.00%, 3/15/19	87,193
8	6.00%, 4/15/19	7,870
382	6.00%, 9/15/19	375,645
95	6.05%, 8/15/19	94,036
443	6.05%, 10/15/19	433,274
20	6.10%, 9/15/19	19,620
31	6.125%, 10/15/19	30,254
1,318	6.15%, 8/15/19	1,304,807
27	6.15%, 10/15/19	26,334
22	6.20%, 4/15/19	21,688
1,371	6.25%, 2/15/16	1,357,385

PIMCO Income Strategy Fund Schedule of Investments

October 31, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Financial Services (continued)
$25	6.25%, 1/15/19	$24,386
10	6.25%, 7/15/19	9,869
120	6.30%, 8/15/19	118,479
1,168	6.35%, 2/15/16	1,154,535
285	6.35%, 4/15/16	282,564
15	6.35%, 4/15/19	14,829
216	6.40%, 3/15/16	213,705
413	6.40%, 11/15/19	406,176
1,357	6.50%, 2/15/16	1,329,034
20	6.50%, 9/15/16	19,701
442	6.50%, 10/15/16	437,346
10	6.50%, 6/15/18	9,884
170	6.50%, 12/15/18	167,856
22	6.50%, 5/15/19	21,473
383	6.55%, 12/15/19	378,941
14	6.60%, 5/15/18	13,788
10	6.60%, 6/15/19	9,905
51	6.65%, 6/15/18	50,186
20	6.65%, 10/15/18	19,773
60	6.70%, 6/15/18	58,910
137	6.70%, 6/15/19	135,682
329	6.75%, 4/15/13	$333,186
3	6.75%, 8/15/16	2,988
13	6.75%, 6/15/17	12,838
89	6.75%, 5/15/19	87,815
30	6.75%, 6/15/19	29,682
205	6.80%, 9/15/16	203,718
3	6.80%, 10/15/18	2,976
938	6.85%, 4/15/16	928,627
30	6.85%, 5/15/18	29,543
336	6.875%, 8/15/16	331,586
5	6.875%, 7/15/18	4,884
150	6.90%, 6/15/17	148,885
32	6.90%, 8/15/18	31,724
151	6.95%, 6/15/17	149,972
25	7.00%, 12/15/16	24,451
27	7.00%, 6/15/17	26,593
130	7.00%, 7/15/17	127,865
367	7.00%, 2/15/18	361,214
12	7.00%, 3/15/18	11,867
155	7.00%, 8/15/18	152,057
5	7.00%, 9/15/18	4,924
42	7.05%, 3/15/18	41,254
39	7.05%, 4/15/18	38,690
160	7.125%, 10/15/17	158,118
40	7.15%, 3/15/25	38,999
75	7.20%, 10/15/17	74,386
288	7.25%, 6/15/16	284,747
293	7.25%, 9/15/17	289,439
10	7.25%, 4/15/18	9,922
10	7.25%, 8/15/18	9,884
328	7.25%, 9/15/18	323,683
25	7.30%, 1/15/18	24,605
396	7.35%, 4/15/18	390,801
57	7.50%, 6/15/16	56,299

PIMCO Income Strategy Fund Schedule of Investments

October 31, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Financial Services (continued)
$45	7.55%, 5/15/16	$44,806
47	7.75%, 10/15/17	46,877
110	8.125%, 11/15/17	108,744
110	9.00%, 7/15/20	109,764
600	BNP Paribas S.A., 7.195%, 6/25/37 (a)(c)(e)	594,000
1,400	Capital One Capital VI, 8.875%, 5/15/40	1,440,475
	Credit Agricole S.A. (e),
€2,000	7.875%, 10/26/19	2,515,826
$2,200	8.375%, 10/13/19 (a)(c)	2,249,500
7,000	ILFC E-Capital Trust I, 4.52%, 12/21/65 (a)(c)(f)	5,005,000
	LBG Capital No.1 PLC,
€500	6.439%, 5/23/20	607,596
€200	7.375%, 3/12/20	248,161
£300	7.588%, 5/12/20	483,011
£4,800	7.867%, 12/17/19	7,726,631
£2,400	7.869%, 8/25/20	3,886,553
$1,400	8.00%, 6/15/20 (a)(b)(c)(e)(h) (acquisition cost-$1,174,250; purchased 2/2/10-3/23/10)	1,350,252
2,000	8.50%, 12/17/21 (a)(b)(c)(e)(h) (acquisition cost-$1,820,000; purchased 5/3/10)	1,860,000
£900	11.04%, 3/19/20	1,613,951
	LBG Capital No.2 PLC,
£534	9.125%, 7/15/20	887,594
£2,500	11.25%, 9/14/23	4,374,874
$1,500	National City Preferred Capital Trust I, 12.00%, 12/10/12 (e)(g)	1,520,412
3,700	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31 (e)	3,681,500
	SLM Corp.,
400	6.25%, 1/25/16	434,020
6,200	8.00%, 3/25/20	7,211,344
12,200	8.45%, 6/15/18	14,559,846
2,168	SMFG Preferred Capital USD 3 Ltd., 9.50%, 7/25/18 (a)(c)(e)	2,758,780
	Springleaf Finance Corp.,
€900	3.25%, 1/16/13	1,166,534
$8,200	6.50%, 9/15/17	7,303,084
3,400	UBS AG, 7.625%, 8/17/22 (g)	3,669,902
		91,355,697
Insurance—20.6%
10,000	American General Capital II, 8.50%, 7/1/30	12,350,000
2,000	American General Institutional Capital A, 7.57%, 12/1/45 (a)(c)	2,290,000
2,000	American General Institutional Capital B, 8.125%, 3/15/46 (a)(c)	2,395,000
	American International Group, Inc.,
4,000	6.25%, 3/15/87, (converts to FRN on 3/15/37) (g)	4,150,000
£591	6.765%, 11/15/17	1,119,426
€1,995	6.797%, 11/15/17	3,108,826
MXN 8,000	7.98%, 6/15/17	598,618
€1,000	8.00%, 5/22/68, (converts to FRN on 5/22/18)	1,500,548
€4,700	8.00%, 5/22/68, (converts to FRN on 5/22/18) (a)(b)(c)(h) (acquisition cost-$6,097,976; purchased 4/4/11-2/8/12)	7,052,577
$16,571	8.175%, 5/15/68, (converts to FRN on 5/15/38) (g)	20,755,177
£1,350	8.625%, 5/22/68, (converts to FRN on 5/22/18)	2,588,140
£3,500	8.625%, 5/22/68, (converts to FRN on 5/22/18) (a)(b)(c)(h) (acquisition cost-$5,656,211; purchased 4/19/12-5/7/12)	6,709,991
$2,200	Dai-ichi Life Insurance Co., Ltd., 7.25%, 7/25/21 (a)(b)(c)(e)(g)(h) (acquisition cost-$2,161,500; purchased 3/8/11-3/15/11)	2,571,158

PIMCO Income Strategy Fund Schedule of Investments

October 31, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Insurance (continued)
$2,000	MetLife Capital Trust IV, 7.875%, 12/15/67, (converts to FRN on 12/15/37) (a)(c)(g)	$2,424,814
3,300	MetLife Capital Trust X, 9.25%, 4/8/68, (converts to FRN on 4/8/38) (a)(c)(g)	4,603,500
2,440	Progressive Corp., 6.70%, 6/15/67, (converts to FRN on 6/15/17) (g)	2,668,750
5,000	Validus Holdings Ltd., 8.875%, 1/26/40 (g)	6,683,935
		83,570,460
Oil & Gas—1.4%
5,000	NGPL PipeCo LLC, 7.768%, 12/15/37 (a)(c)	5,162,500
600	SandRidge Energy, Inc., 8.00%, 6/1/18 (a)(c)	633,000
		5,795,500
Utilities—0.6%
1,900	AES Andres Dominicana Ltd., 9.50%, 11/12/20 (a)(c)	2,104,250
400	PPL Capital Funding, Inc., 6.70%, 3/30/67, (converts to FRN on 3/30/17)	421,901
		2,526,151
	Total Corporate Bonds & Notes (cost—$219,832,260)	246,972,524

MORTGAGE-BACKED SECURITIES—17.4%
133	Banc of America Alternative Loan Trust, 6.00%, 1/25/36, CMO	102,054
	Banc of America Funding Corp., CMO,
4,610	6.00%, 8/25/36	4,645,770
2,845	6.00%, 3/25/37	2,498,857
	BCAP LLC Trust, CMO (a)(c)(f),
1,200	5.459%, 3/26/37	163,800
672	11.256%, 6/26/36	125,341
	Bear Stearns Alt-A Trust, CMO (f),
954	2.899%, 9/25/35	688,228
367	3.071%, 11/25/36	233,299
	Chase Mortgage Finance Corp., CMO,
13	2.752%, 12/25/35 (f)	11,305
1,400	6.00%, 2/25/37	1,314,331
989	6.00%, 7/25/37	880,157
2,360	6.25%, 10/25/36	2,196,723
291	Citicorp Mortgage Securities, Inc., 5.50%, 4/25/37, CMO	298,544
	Countrywide Alternative Loan Trust, CMO,
401	5.50%, 3/25/35	332,205
184	5.50%, 3/25/36	123,945
501	6.00%, 2/25/35	447,618
3,210	6.00%, 5/25/36	2,223,003
1,515	6.00%, 4/25/37	1,178,115
1,238	6.00%, 8/25/37	827,913
2,162	6.04%, 4/25/36 (f)	1,409,920
1,006	6.25%, 11/25/36	821,914
560	6.50%, 8/25/36	366,662
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
101	2.726%, 2/20/35 (f)	92,557
892	5.50%, 10/25/35	874,380
988	5.75%, 3/25/37	861,422
645	6.00%, 5/25/36	587,566
787	6.00%, 2/25/37	701,924
190	6.00%, 4/25/37	172,959
1,105	6.25%, 9/25/36	892,853

PIMCO Income Strategy Fund Schedule of Investments

October 31, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
$583	Credit Suisse Mortgage Capital Certificates, 6.00%, 2/25/37, CMO	$502,486
	GSR Mortgage Loan Trust, CMO,
246	5.50%, 5/25/36	218,000
6,410	6.00%, 2/25/36	6,084,230
68	Harborview Mortgage Loan Trust, 3.078%, 7/19/35, CMO (f)	54,650
2,401	IndyMac IMSC Mortgage Loan Trust, 6.50%, 7/25/37, CMO	1,476,216
	JPMorgan Alternative Loan Trust, CMO,
2,375	5.312%, 3/25/36 (f)	1,785,161
2,013	5.667%, 3/25/37 (f)	1,354,472
1,200	6.31%, 8/25/36	849,827
	JPMorgan Mortgage Trust, CMO,
1,486	5.00%, 3/25/37	1,247,289
756	5.154%, 2/25/36 (f)	639,137
726	5.366%, 1/25/37 (f)	637,616
385	6.00%, 8/25/37	335,712
4,583	New Century Alternative Mortgage Loan Trust, 6.173%, 7/25/36, CMO (f)	3,205,960
	Residential Asset Securitization Trust, CMO,
1,250	5.75%, 2/25/36	1,012,834
496	6.00%, 9/25/36	315,081
919	6.00%, 3/25/37	710,757
2,179	6.00%, 5/25/37	1,946,282
1,285	6.00%, 7/25/37	1,023,662
2,187	6.25%, 9/25/37	1,505,349
	Residential Funding Mortgage Securities I Trust, CMO,
2,405	5.806%, 8/25/36 (f)	1,974,938
394	6.00%, 9/25/36	356,320
972	6.00%, 1/25/37	865,226
4,904	6.00%, 6/25/37	4,215,319
	Suntrust Adjustable Rate Mortgage Loan Trust, CMO (f),
2,788	5.487%, 4/25/37	2,297,088
456	5.812%, 2/25/37	363,731
	Structured Adjustable Rate Mortgage Loan Trust, CMO (f),
3,155	5.349%, 5/25/36	2,572,597
1,785	5.356%, 1/25/36	1,276,234
	WaMu Mortgage Pass Through Certificates, CMO (f),
274	2.726%, 9/25/36	217,046
925	5.199%, 2/25/37	863,537
1,240	6.09%, 10/25/36	1,074,837
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
1,664	2.614%, 7/25/36 (f)	1,435,215
488	2.622%, 7/25/36 (f)	402,969
241	2.667%, 4/25/36 (f)	219,491
1,009	5.08%, 8/25/36 (f)	925,821
678	5.75%, 3/25/37	630,834
423	6.00%, 6/25/37	409,322
613	6.00%, 7/25/37	607,359
	Total Mortgage-Backed Securities (cost—$65,437,157)	70,685,970

Shares
PREFERRED STOCK—5.9%
Banking—1.2%
90,200	CoBank Acb, 11.00%, 7/1/13, Ser. C (a)(b)(c)(e)(h)(i) (acquisition cost-$4,973,200; purchased 8/31/10-2/1/11)	4,841,936

PIMCO Income Strategy Fund Schedule of Investments

October 31, 2012 (unaudited) (continued)

Shares		Value*
Financial Services—2.3%
100,000	Ally Financial, Inc., 8.50%, 5/15/16, Ser. A (e)(i)	$2,505,000
120,000	Citigroup Capital XIII, 7.875%, 10/30/15 (i)	3,337,200
137,000	GMAC Capital Trust I, 8.125%, 2/15/16, Ser. 2 (i)	3,581,180
		9,423,380
Real Estate Investment Trust—2.4%
8,000	Sovereign Real Estate Investment Trust, 12.00%, 5/16/20 (a)(b)(c)(e)(h) (acquisition cost-$9,021,500; purchased 4/28/10-6/6/12)	9,631,016
	Total Preferred Stock (cost—$22,945,400)	23,896,332

Principal
Amount
(000s)
MUNICIPAL BONDS—5.2%
California—2.6%
$5,000	Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47, Ser. A-1	4,046,350
900	Long Beach Redev. Agcy., Tax Allocation, 8.36%, 8/1/40	994,644
1,100	Oakland Unified School Dist., Alameda Cnty., GO, 9.50%, 8/1/34	1,290,685
600	Riverside Cnty. Dev. Agcy., Tax Allocation, 7.50%, 10/1/30, Ser. A-T	629,784
3,600	Stockton Public Financing Auth. Rev., 7.942%, 10/1/38, Ser. B	3,561,372
		10,522,835
Texas—2.6%
9,000	North Texas Tollway Auth. Rev., 8.91%, 2/1/30	10,495,170
	Total Municipal Bonds (cost—$18,603,132)	21,018,005

Shares
CONVERTIBLE PREFERRED STOCK—2.2%
Financial Services—0.9%
2,700	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (e)	3,375,000

Utilities—1.3%
98,000	PPL Corp., 9.50%, 7/1/13	5,324,340
	Total Convertible Preferred Stock (cost—$7,700,595)	8,699,340

Principal
Amount
(000s)
ASSET-BACKED SECURITIES—0.9%
$1,179	Asset-Backed Funding Certificates, 0.431%, 5/25/37 (a)(c)(f)	879,378
1,041	GSAA Trust, 6.295%, 6/25/36	650,932
574	MASTR Asset-Backed Securities Trust, 5.233%, 11/25/35	575,484
843	Mid-State Trust, 6.34%, 10/15/36	892,356
279	Mid-State Trust IV, 8.33%, 4/1/30	292,534
673	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47	479,553
	Total Asset-Backed Securities (cost—$3,604,389)	3,770,237

PIMCO Income Strategy Fund Schedule of Investments

October 31, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Repurchase Agreements—7.5%
$2,200	Barclays Capital, Inc., dated 10/31/12, 0.35%, due 11/1/12, proceeds $2,200,021; collateralized by Ginnie Mae, 3.50%, due 6/20/42, valued at $2,280,179 including accrued interest	$2,200,000
6,600	Deutsche Bank Securities, Inc., dated 10/31/12, 0.28%, due 11/1/12, proceeds $6,600,051; collateralized by U.S. Treasury Bonds, 3.125%, due 11/15/41, valued at $6,799,684 including accrued interest	6,600,000
11,100	Morgan Stanley & Co., dated 10/31/12, 0.31%, due 11/1/12, proceeds $11,100,096; collateralized by U.S. Treasury Notes, 1.50%, due 6/30/16, valued at $11,340,812 including accrued interest	11,100,000
586	State Street Bank & Trust Co., dated 10/31/12, 0.01%, due 11/1/12, proceeds $586,000; collateralized by Fannie Mae, 2.26%, due 10/17/22, valued at $597,992 including accrued interest	586,000
9,800	Toronto Dominion Securities, Inc., dated 10/31/12, 0.32%, due 11/1/12, proceeds $9,800,087; collateralized by U.S. Treasury Notes, 1.75%, due 7/31/15, valued at $10,056,061 including accrued interest	9,800,000
	Total Repurchase Agreements (cost—$30,286,000)	30,286,000

	Total Investments (cost—$368,408,933) (j)—100.0%	$405,328,408

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC the (“Investment Manager”) and Pacific Investment Management Company LLC (the “Sub-Adviser”), each an affiliate of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

If third party evaluated vendor pricing is neither available nor deemed to be reliable of fair value, the Sub-Adviser may elect to obtain market quotations (“broker quotes”) directly from a broker-dealer.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $81,291,099 representing 20.1% of total investments.

(b)	Illiquid.

(c)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	In default.

(e)	Perpetual maturity. Maturity date shown is the next call date. For Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(f)	Variable or Floating Rate Security—Security with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on October 31, 2012.

(g)	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.

(h)	Restricted. The aggregate acquisition cost of such securities is $45,768,641 and the aggregate market value is $49,902,236, representing 12.3% of total investments.

(i)	Dividend rate is fixed until the first call date and variable thereafter.

(j)

At October 31, 2012, the cost basis of portfolio securities for federal income tax purposes was $368,486,261. Gross unrealized appreciation was $38,791,001; gross unrealized depreciation was $1,948,854; and net unrealized appreciation was $36,842,147. The difference between book and tax cost was attributable to wash sale loss deferrals.

Glossary:

£—British Pound

CMO—Collateralized Mortgage Obligation

€—Euro

FRN—Floating Rate Note

GO—General Obligation Bond

MXN—Mexican Peso

Other Investments:

(A) OTC credit default swap agreements outstanding at October 31, 2012:

Sell protection swap agreements (1):

						Upfront
Swap Counterparty/	Notional Amount	Credit	Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000s) (2)	Spread (3)	Date	Received	Value (4)	Paid	Appreciation
Goldman Sachs:
HCA	$1,500	1.11%	9/20/13	3.00%	$30,335	—	$30,335

(1)  If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)  The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at October 31, 2012 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

OTC - Over-the-counter

(B) OTC Interest rate swap agreements outstanding at October 31, 2012:

			Rate Type			Upfront
	Notional Amount	Termination	Payments	Payments	Market	Premiums	Unrealized
Swap Counterparty	(000s)	Date	Made	Received	Value	Paid	Appreciation
Bank of America	$55,300	3/20/20	3-Month USD-LIBOR	1.65%	$77,756	$2,281	$75,475
Royal Bank of Scotland	216,000	5/29/18	3-Month USD-LIBOR	1.75	2,720,355	1,040,842	1,679,513
					$2,798,111	$1,043,123	$1,754,988

LIBOR - London Inter-Bank Offered Rate

(C) Forward foreign currency contracts outstanding at October 31, 2012:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	October 31, 2012	(Depreciation)
Purchased:
33,310,000 British Pound settling 11/2/12	Goldman Sachs	$53,435,269	$53,753,984	$318,715
147,000 British Pound settling 11/2/12	UBS	238,444	237,221	(1,223)
6,975,000 Chinese Yuan Renminbi settling 2/1/13	UBS	1,112,706	1,108,866	(3,840)
157,000 Euro settling 1/15/13	Royal Bank of Scotland	203,531	203,650	119
7,492,955 Mexican Peso settling 12/3/12	JPMorgan Chase	580,152	570,616	(9,536)
Sold:
33,310,000 British Pound settling 12/4/12	Goldman Sachs	53,429,240	53,748,177	(318,937)
15,961,000 British Pound settling 11/2/12	BNP Paribas	25,946,361	25,757,050	189,311
17,496,000 British Pound settling 11/2/12	Citigroup	28,288,233	28,234,155	54,078
6,975,000 Chinese Yuan Renminbi settling 2/1/13	JPMorgan Chase	1,112,263	1,108,866	3,397
4,137,000 Euro settling 1/15/13	Bank of America	5,379,064	5,366,239	12,825
7,267,000 Euro settling 1/15/13	BNP Paribas	9,372,722	9,426,266	(53,544)
5,209,000 Euro settling 1/15/13	UBS	6,811,861	6,756,766	55,095
7,492,955 Mexican Peso settling 12/3/12	HSBC Bank	553,353	570,616	(17,263)
7,492,955 Mexican Peso settling 4/3/13	JPMorgan Chase	573,316	563,579	9,737
				$238,934

At October 31, 2012, the Fund held $2,880,000 in cash as collateral for derivatives. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(D) Open reverse repurchase agreements at October 31, 2012:

Counterparty	Rate	Trade Date	Due Date	Principal & Interest	Principal
Barclays Bank	0.60%	8/28/12	11/27/12	$3,186,448	$3,183,000
Deutsche Bank	0.65	8/28/12	11/28/12	2,690,153	2,687,000
UBS	0.52	8/29/12	11/21/12	1,887,744	1,886,000
	0.52	9/18/12	12/18/12	628,399	628,000
	0.55	9/10/12	11/6/12	939,746	939,000
	0.57	9/18/12	12/18/12	2,032,415	2,031,000
	0.58	8/2/12	11/5/12	5,312,778	5,305,000
	0.58	8/7/12	11/6/12	1,887,612	1,885,000
	0.58	8/29/12	11/21/12	3,391,493	3,388,000
	1.00	8/29/12	2/28/13	3,842,820	3,836,000
					$25,768,000

The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended October 31, 2012 was $42,911,348 at a weighted average interest rate of 0.64%. The total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at October 31, 2012 was $29,374,026.

At October 31, 2012, the Fund held $93,000 in principal value of U.S. Treasury Notes/Bonds and $1,115,000 in principal value of Corporate Bonds as collateral for open reverse repurchase agreements. Securities held as collateral will not be pledged and are not reflected in the Schedule of Investments.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds  — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon, average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps - OTC interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps – OTC credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Fund to measure fair value during the three months ended October 31, 2012 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at October 31, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments and Other Investments for more detailed information on Investments in Securities and Other Financial Instruments):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/12
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	$999,000	$4,917,240	$5,916,240
Energy	—	—	55,000	55,000
All Other	—	241,001,284	—	241,001,284
Mortgage-Backed Securities	—	70,396,829	289,141	70,685,970
Preferred Stock:
Financial Services	$9,423,380	—	—	9,423,380
All Other	—	14,472,952	—	14,472,952
Municipal Bonds	—	21,018,005	—	21,018,005
Convertible Preferred Stock	8,699,340	—	—	8,699,340
Asset-Backed Securities	—	3,770,237	—	3,770,237
Repurchase Agreements	—	30,286,000	—	30,286,000
Total Investments in Securities - Assets	$18,122,720	$381,944,307	$5,261,381	$405,328,408

Other Financial Instruments* - Assets
Credit Contracts	—	$30,335	—	$30,335
Foreign Exchange Contracts	—	643,277	—	643,277
Interest Rate Contracts	—	1,754,988	—	1,754,988
Total Other Financial Instruments* - Assets	—	$2,428,600	—	$2,428,600

Other Financial Instruments* - Liabilities
Foreign Exchange Contracts	—	$(404,343)	—	$(404,343)
Total Investments	$18,122,720	$383,968,564	$5,261,381	$407,352,665

At October 31, 2012, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended October 31, 2012, was as follows:

						Net Change
	Beginning			Accrued	Net	in Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Realized	Appreciation/	into	out of	Balance
	7/31/12	Purchases	Sales	(Premiums)	Gain (Loss)	Depreciation	Level 3**	Level 3***	10/31/12
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$4,353,771	—	—	—	—	$563,469	—	—	$4,917,240
Energy	709,500	—	$(554,925)†	$21,529	—	(121,104)	—	—	55,000
Mortgage-Backed Securities	136,790	—	(87,875)	6,209	$72,983	(2,766)	$163,800	—	289,141
Preferred Stock:
Banking	4,654,320	—	—	—	—	187,616	—	$(4,841,936)	—
Total Investments	$9,854,381	—	$(642,800)	$27,738	$72,983	$627,215	$163,800	$(4,841,936)	$5,261,381

† Reduction of cost due to corporate action.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2012:

	Ending Balance	Valuation	Unobservable	Input
	at 10/31/12	Techniques Used	Inputs	Values
Investment in Securities – Assets
Corporate Bonds & Notes	$4,917,240	Third-Party Pricing Vendor	Single Broker Quote	$80.00 - $102.00
Corporate Bonds & Notes	55,000	Direct Broker Quote	Single Broker Quote	$5.00
Mortgage-Backed Securities	289,141	Third-Party Pricing Vendor	Single Broker Quote	$13.65 - $18.65
Total Investments	$5,261,381

*Other financial instruments are derivatives not reflected in the Schedule of Investments, such as swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

**Transferred out of Level 2 into Level 3 because single broker quote provided by third-party pricing vendor used unobservable inputs.

***Transferred out of Level 3 into Level 2 because evaluated price with observable inputs from a third-party pricing vendor became available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at October 31, 2012 was $(83,922).

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Income Strategy Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: December 26, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: December 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: December 26, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: December 26, 2012